Income Taxes - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 96,945	$ 102,444
Deferred income tax liabilities	461,689	298,071
Net deferred income tax liabilities	364,744	195,627
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities, beginning of year	195,627	155,974
Charge to the statement of comprehensive income	178,319	40,425
Credit to equity	(9,173)	0
Other	(29)	(772)
Net deferred income tax liabilities, end of year	364,744	195,627
Later than one year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	96,945	102,444
Deferred income tax liabilities	461,689	298,071
2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	0	0
Deferred income tax liabilities	$ 0	$ 0